REVENUE - Revenue Disaggregated by Revenue Source (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 228,712	$ 249,399	$ 227,874
Receivables from contracts with customers	20,900	25,300
Crude oil and condensate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	51,761	51,448	60,546
NGLs (excluding condensate)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	70,970	54,602	31,352
Crude oil, condensate and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	122,731	106,050	91,898
Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	100,405	137,775	128,226
Petroleum and natural gas sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	223,136	243,825	220,124
Other income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 5,576	$ 5,574	$ 7,750